Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2021	Mar. 31, 2020
Japan
Disclosure of defined benefit plans [line items]
Discount rate	0.70%	0.60%
Future salary increases	2.50%	2.60%
Foreign
Disclosure of defined benefit plans [line items]
Discount rate	1.40%	1.70%
Future salary increases	2.70%	2.90%